Cover	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Cloudastructure, Inc.
Entity Central Index Key	0001709628
Entity Tax Identification Number	87-0690564
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	228 Hamilton Avenue
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	(650)
Local Phone Number	644-4160
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false